Note Fair value measurement (Assets and liabilities measured at fair value on a recurring basis) (Detail) - USD ($) $ in Thousands	Dec. 31, 2018		Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
Debt securities available-for-sale, at fair value	$ 13,300,184			$ 10,176,923
Trading account debt securities, excluding derivatives	37,787			33,926
Mortgage servicing rights	169,777			168,031	$ 196,889
Liabilities
Derivatives	(12,320)			(14,431)
Contingent consideration			$ (171,000)	(165,000)
Level 1
Assets
Debt securities available-for-sale, at fair value	2,719,740	[1]		503,385
Trading account debt securities, excluding derivatives	6,278	[1]		261
Mortgage servicing rights	0			0
Derivatives	0			0
Liabilities
Derivatives	0			0
Contingent consideration				0
Level 2
Assets
Debt securities available-for-sale, at fair value	10,579,211	[1]		9,672,250
Trading account debt securities, excluding derivatives	30,370	[1]		32,384
Mortgage servicing rights	0			0
Derivatives	13,603			16,719
Liabilities
Derivatives	(12,320)			(14,431)
Contingent consideration				0
Level 3
Assets
Debt securities available-for-sale, at fair value	1,233	[1]		1,288
Trading account debt securities, excluding derivatives	1,139	[1]		1,101
Mortgage servicing rights	169,777			168,031
Derivatives	0			0
Liabilities
Derivatives	0			0
Contingent consideration				(164,858)
Recurring
Assets
Debt securities available-for-sale, at fair value	13,300,184			10,176,923
Trading account debt securities, excluding derivatives	37,787			33,746
Mortgage servicing rights	169,777			168,031
Equity securities at fair value	13,296			11,076
Derivatives	13,603			16,719
Total	13,534,647			10,406,495
Liabilities
Derivatives	(12,320)			(14,431)
Contingent consideration				(164,858)
Total	(12,320)			(179,289)
Recurring | US Treasury Securities
Assets
Debt securities available-for-sale, at fair value	8,272,196			3,928,164
Trading account debt securities, excluding derivatives	6,278			261
Recurring | Obligations of U.S. Government sponsored entities
Assets
Debt securities available-for-sale, at fair value	333,309			608,933
Recurring | Obligations of Puerto Rico, States and political subdivisions
Assets
Debt securities available-for-sale, at fair value	6,742			6,609
Trading account debt securities, excluding derivatives	134			159
Recurring | Collateralized Mortgage Obligations - Federal agencies
Assets
Debt securities available-for-sale, at fair value	728,671			943,753
Recurring | Mortgage Backed Securities
Assets
Debt securities available-for-sale, at fair value	3,958,778			4,688,662
Trading account debt securities, excluding derivatives	27,257			29,280
Recurring | Other
Assets
Debt securities available-for-sale, at fair value	488			802
Trading account debt securities, excluding derivatives	3,459			3,517
Recurring | CMO
Assets
Trading account debt securities, excluding derivatives	659			529
Recurring | Level 1
Assets
Debt securities available-for-sale, at fair value	2,719,740			503,385
Trading account debt securities, excluding derivatives	6,278			261
Mortgage servicing rights	0			0
Equity securities at fair value	0			0
Derivatives	0			0
Total	2,726,018			503,646
Liabilities
Derivatives	0			0
Contingent consideration				0
Total	0			0
Recurring | Level 1 | US Treasury Securities
Assets
Debt securities available-for-sale, at fair value	2,719,740			503,385
Trading account debt securities, excluding derivatives	6,278			261
Recurring | Level 1 | Obligations of U.S. Government sponsored entities
Assets
Debt securities available-for-sale, at fair value	0			0
Recurring | Level 1 | Obligations of Puerto Rico, States and political subdivisions
Assets
Debt securities available-for-sale, at fair value	0			0
Trading account debt securities, excluding derivatives	0			0
Recurring | Level 1 | Collateralized Mortgage Obligations - Federal agencies
Assets
Debt securities available-for-sale, at fair value	0			0
Recurring | Level 1 | Mortgage Backed Securities
Assets
Debt securities available-for-sale, at fair value	0			0
Trading account debt securities, excluding derivatives	0			0
Recurring | Level 1 | Other
Assets
Debt securities available-for-sale, at fair value	0			0
Trading account debt securities, excluding derivatives	0			0
Recurring | Level 1 | CMO
Assets
Trading account debt securities, excluding derivatives	0			0
Recurring | Level 2
Assets
Debt securities available-for-sale, at fair value	10,579,211			9,672,250
Trading account debt securities, excluding derivatives	30,370			32,384
Mortgage servicing rights	0			0
Equity securities at fair value	13,296			11,076
Derivatives	13,603			16,719
Total	10,636,480			9,732,429
Liabilities
Derivatives	(12,320)			(14,431)
Contingent consideration				0
Total	(12,320)			(14,431)
Recurring | Level 2 | US Treasury Securities
Assets
Debt securities available-for-sale, at fair value	5,552,456			3,424,779
Trading account debt securities, excluding derivatives	0			0
Recurring | Level 2 | Obligations of U.S. Government sponsored entities
Assets
Debt securities available-for-sale, at fair value	333,309			608,933
Recurring | Level 2 | Obligations of Puerto Rico, States and political subdivisions
Assets
Debt securities available-for-sale, at fair value	6,742			6,609
Trading account debt securities, excluding derivatives	134			159
Recurring | Level 2 | Collateralized Mortgage Obligations - Federal agencies
Assets
Debt securities available-for-sale, at fair value	728,671			943,753
Recurring | Level 2 | Mortgage Backed Securities
Assets
Debt securities available-for-sale, at fair value	3,957,545			4,687,374
Trading account debt securities, excluding derivatives	27,214			29,237
Recurring | Level 2 | Other
Assets
Debt securities available-for-sale, at fair value	488			802
Trading account debt securities, excluding derivatives	2,974			2,988
Recurring | Level 2 | CMO
Assets
Trading account debt securities, excluding derivatives	48			0
Recurring | Level 3
Assets
Debt securities available-for-sale, at fair value	1,233			1,288
Trading account debt securities, excluding derivatives	1,139			1,101
Mortgage servicing rights	169,777			168,031
Equity securities at fair value	0			0
Derivatives	0			0
Total	172,149			170,420
Liabilities
Derivatives	0			0
Contingent consideration				(164,858)
Total	0			(164,858)
Recurring | Level 3 | US Treasury Securities
Assets
Debt securities available-for-sale, at fair value	0			0
Trading account debt securities, excluding derivatives	0			0
Recurring | Level 3 | Obligations of U.S. Government sponsored entities
Assets
Debt securities available-for-sale, at fair value	0			0
Recurring | Level 3 | Obligations of Puerto Rico, States and political subdivisions
Assets
Debt securities available-for-sale, at fair value	0			0
Trading account debt securities, excluding derivatives	0			0
Recurring | Level 3 | Collateralized Mortgage Obligations - Federal agencies
Assets
Debt securities available-for-sale, at fair value	0			0
Recurring | Level 3 | Mortgage Backed Securities
Assets
Debt securities available-for-sale, at fair value	1,233			1,288
Trading account debt securities, excluding derivatives	43			43
Recurring | Level 3 | Other
Assets
Debt securities available-for-sale, at fair value	0			0
Trading account debt securities, excluding derivatives	485			529
Recurring | Level 3 | CMO
Assets
Trading account debt securities, excluding derivatives	$ 611			$ 529

[1]	Refer to Note 29 to the Consolidated Financial Statements for the fair value by class of financial asset and its hierarchy level.